UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22895

Capitol Series Trust
(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	8/31

Date of reporting period:	5/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

MERITAGE GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)

COMMON STOCKS — 89.62%	Shares	Fair Value

Communication Services — 11.33%
Alphabet, Inc., Class A(a)	1,083	$1,198,339
Facebook, Inc., Class A(a)	3,695	655,752
IAC/InterActiveCorp(a)	4,422	976,598
Walt Disney Company (The)	2,640	348,586
		3,179,275
Consumer Discretionary — 15.46%
Amazon.com, Inc.(a)	850	1,508,810
Fox Factory Holding Corporation(a)	5,240	351,185
Home Depot, Inc. (The)	5,975	1,134,353
Lennar Corporation, Class A	11,370	564,634
NIKE, Inc., Class B	4,170	321,674
O'Reilly Automotive, Inc.(a)	1,228	456,042
		4,336,698
Consumer Staples — 2.70%
Hershey Company (The)	3,210	423,591
Monster Beverage Corporation(a)	5,380	332,807
		756,398
Financials — 1.60%
S&P Global, Inc.	2,098	448,720

Health Care — 11.73%
Align Technology, Inc.(a)	922	262,171
Amedisys, Inc.(a)	2,321	260,672
BioTelemetry, Inc.(a)	9,160	438,397
Globus Medical, Inc., Class A(a)	8,890	349,376
Intuitive Surgical, Inc.(a)	743	345,384
Johnson & Johnson	6,372	835,688
Mettler-Toledo International, Inc.(a)	711	514,117
Veeva Systems, Inc., Class A(a)	1,850	285,437
		3,291,242
Industrials — 8.82%
AMETEK, Inc.	5,310	434,836
Boeing Company (The)	746	254,841
HD Supply Holdings, Inc.(a)	8,465	351,213
IDEX Corporation	2,403	366,962
Ingersoll-Rand plc	3,475	411,232
Nordson Corporation	2,735	343,571

See accompanying notes which are an integral part of this schedule of investments.

Sensata Technologies Holding plc(a)	7,305	311,850
		2,474,505
Information Technology — 37.98%
Adobe Systems, Inc.(a)	2,100	568,890
Apple, Inc.	9,426	1,650,210
CyberArk Software Ltd.(a)	8,060	1,064,324
Fiserv, Inc.(a)	8,870	761,578
Fortinet, Inc.(a)	3,605	261,290
Global Payments, Inc.	1,845	284,204
KLA-Tencor Corporation	2,405	247,883
Lam Research Corporation	1,490	260,169
Mastercard, Inc., Class A	5,108	1,284,611
Microsoft Corporation	13,855	1,713,587
Novanta, Inc.(a)	5,240	419,305
Tech Data Corporation(a)	3,355	304,131
VMware, Inc., Class A	3,837	679,072
Zebra Technologies Corporation, Class A(a)	6,722	1,152,419
		10,651,673

Total Common Stocks (Cost $18,809,996)		25,138,511

EXCHANGE-TRADED FUNDS - 4.46%

Consumer Staples Select Sector SPDR Fund	5,500	305,855
SPDR S&P Bank ETF	14,490	593,221
Vanguard Growth ETF	2,300	352,820
Total Exchange-Traded Funds Cost ($1,288,261)		1,251,896

MONEY MARKET FUNDS - 7.88%

Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 2.24%(b)	2,210,552	2,210,552

Total Money Market Funds (Cost $2,210,552)		2,210,552

Total Investments — 101.96% (Cost $22,308,809)		28,600,959

Liabilities in Excess of Other Assets — (1.96)%		(550,479)

NET ASSETS — 100.00%		$28,050,480

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2019.

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

MERITAGE VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)

COMMON STOCKS — 84.21%	Shares	Fair Value

Communication Services — 5.60%
AMC Networks, Inc., Class A(a)	6,310	$332,979
Comcast Corporation, Class A	10,725	439,725
		772,704
Consumer Discretionary — 7.68%
AutoZone, Inc.(a)	539	553,612
Dollar General Corporation	3,975	505,938
		1,059,550
Consumer Staples — 2.48%
Koninklijke Ahold Delhaize N.V. - ADR	15,265	342,089

Energy — 10.43%
Chevron Corporation	3,410	388,229
ConocoPhillips	4,225	249,106
Imperial Oil Ltd.	13,250	354,173
Royal Dutch Shell plc, Class A - ADR	7,240	447,503
		1,439,011
Financials — 20.48%
Capital One Financial Corporation	4,045	347,344
Discover Financial Services	4,990	372,005
Lincoln National Corporation	5,890	350,161
Northern Trust Corporation	3,915	334,811
Prudential Financial, Inc.	3,890	359,358
Reinsurance Group of America, Inc.	2,385	353,123
TD Ameritrade Holding Corporation	5,325	264,919
Torchmark Corporation	5,212	445,677
		2,827,398
Health Care — 7.51%
Biogen, Inc.(a)	1,529	335,294
PRA Health Sciences, Inc.(a)	4,155	360,363
UnitedHealth Group, Inc.	1,407	340,213
		1,035,870
Industrials — 11.89%
Acuity Brands, Inc.	2,740	338,855
Herman Miller, Inc.	7,710	273,628
Regal-Beloit Corporation	4,355	316,609
Robert Half International, Inc.	6,630	355,766

See accompanying notes which are an integral part of this schedule of investments.

Snap-on, Inc.	2,280	355,498
		1,640,356
Information Technology — 15.78%
CDW Corporation	5,125	504,505
Cognizant Technology Solutions Corporation, Class A	5,030	311,508
F5 Networks, Inc.(a)	1,811	239,197
Intel Corporation	9,000	396,360
MAXIMUS, Inc.	5,520	393,300
WNS Holdings Ltd. - ADR(a)	6,010	332,593
		2,177,463
Real Estate — 2.36%
Host Hotels & Resorts, Inc.	17,985	325,708

Total Common Stocks (Cost $10,606,758)		11,620,149

EXCHANGE-TRADED FUNDS - 13.04%

Utilities Select Sector SPDR® Fund (The)	15,895	925,884
Vanguard Consumer Staples ETF	2,450	349,517
Vanguard Real Estate ETF	6,025	523,512
Total Exchange-Traded Funds Cost ($1,632,023)		1,798,913

MONEY MARKET FUNDS - 5.34%

Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 2.24%(b)	736,841	736,841

Total Money Market Funds (Cost $736,841)		736,841

Total Investments — 102.59% (Cost $12,975,622)		14,155,903

Liabilities in Excess of Other Assets — (2.59)%		(357,452)

NET ASSETS — 100.00%		$13,798,451

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2019.

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

MERITAGE YIELD-FOCUS EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)

COMMON STOCKS — 82.22%	Shares	Fair Value

Communication Services — 4.88%
AT&T, Inc.	16,090	$492,032
China Mobile Ltd. - ADR	10,535	461,644
Verizon Communications, Inc.	6,687	363,438
		1,317,114
Consumer Discretionary — 5.38%
Garmin Ltd.	3,385	258,885
Tapestry, Inc.	20,035	572,200
Target Corporation	7,705	619,867
		1,450,952
Consumer Staples — 6.40%
Imperial Brands plc - ADR	22,810	550,633
Kimberly-Clark Corporation	4,070	520,512
Unilever plc - ADR	10,790	657,220
		1,728,365
Energy — 13.54%
Alliance Resource Partners LP(a)	27,766	477,853
Canadian Natural Resources Ltd.	22,255	600,662
Kinder Morgan, Inc.	36,005	718,300
Phillips 66	4,500	363,600
Royal Dutch Shell plc, Class B - ADR	8,325	523,310
Valero Energy Corporation	9,820	691,328
Woodside Petroleum Ltd. - ADR	11,510	280,211
		3,655,264
Financials — 16.22%
AllianceBernstein Holding LP(a)	9,230	250,964
Aviva plc - ADR	30,380	313,218
Citizens Financial Group, Inc.	12,045	392,426
KeyCorp	34,030	543,458
Lazard Ltd., Class A(a)	18,800	585,808
MetLife, Inc.	11,470	530,028
Old Republic International Corporation	23,735	523,357
PacWest Bancorp	10,805	392,654
Principal Financial Group, Inc.	9,560	493,009
Wells Fargo & Company	8,015	355,626
		4,380,548
Health Care — 9.02%
Amgen, Inc.	2,447	407,915

See accompanying notes which are an integral part of this schedule of investments.

Bristol-Myers Squibb Company	12,260	556,237
CVS Health Corporation	9,125	477,876
Merck & Company, Inc.	5,675	449,517
Pfizer, Inc.	13,070	542,666
		2,434,211
Industrials — 4.99%
Cummins, Inc.	3,267	492,533
Hubbell, Inc.	5,180	593,317
SKF AB - ADR	16,880	260,965
		1,346,815
Information Technology — 5.71%
Broadcom, Inc.	1,394	350,786
Infosys Ltd. - ADR	44,760	468,637
International Business Machines Corporation	3,139	398,622
Seagate Technology plc	7,755	324,547
		1,542,592
Materials — 4.41%
International Paper Company	10,665	442,277
LyondellBasell Industries NV, Class A	6,660	494,505
Packaging Corporation of America	2,835	252,542
		1,189,324
Real Estate — 7.24%
National Health Investors, Inc.	8,325	653,928
Piedmont Office Realty Trust, Inc., Class A	20,220	411,073
Public Storage	1,794	426,757
Simon Property Group, Inc.	2,846	461,308
		1,953,066
Utilities — 4.43%
PPL Corporation	22,875	680,760
Public Service Enterprise Group, Inc.	8,745	513,856
		1,194,616

Total Common Stocks (Cost $21,940,663)		22,192,867

CONVERTIBLE PREFERRED STOCKS — 7.03%

Industrials — 2.23%
Stanley Black & Decker, Inc., 5.38%	6,465	602,797

Information Technology — 2.25%
Belden, Inc., 6.75%	8,755	607,860

See accompanying notes which are an integral part of this schedule of investments.

Utilities — 2.55%
Centerpoint Energy, Inc., Series B, 7.00%	13,750	687,499

Total Convertible Preferred Stocks (Cost $2,212,864)		1,898,156

EXCHANGE-TRADED FUNDS - 4.44%

Invesco S&P 500 High Dividend Low Volatility ETF	30,060	1,199,093

Total Exchange-Traded Funds Cost ($1,207,340)		1,199,093

MONEY MARKET FUNDS - 5.94%

Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 2.24%(b)	1,603,734	1,603,734

Total Money Market Funds (Cost $1,603,734)		1,603,734

Total Investments — 99.63% (Cost $26,964,601)		26,893,850

Other Assets in Excess of Liabilities — 0.37%		99,413

NET ASSETS — 100.00%		$26,993,263

(a)	Master Limited Partnership
(b)	Rate disclosed is the seven day effective yield as of May 31, 2019.

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At May 31, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation) on Investments
Meritage Growth Equity Fund	$22,324,283	$6,812,032	$(535,356)	$6,276,676
Meritage Value Equity Fund	12,996,917	1,679,445	(520,459)	1,158,986
Meritage Yield-Focus Equity Fund	27,105,852	1,860,374	(2,072,376)	(212,002)

See accompanying notes which are an integral part of this schedule of investments.

Meritage Funds

Related Notes to the Schedule of Investments

May 31, 2019

(Unaudited)

The Meritage Growth Equity Fund (the “Growth Equity Fund”), the Meritage Value Equity Fund (the “Value Equity Fund”), and the Meritage Yield-Focus Equity Fund (the “Yield-Focus Equity Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on fixed income securities purchased are amortized over the life of the respective securities or accreted using the effective interest method.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (‘NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and convertible preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

May 31, 2019

(Unaudited)

In the event that market quotations are not readily available, Meritage Portfolio Management, Inc. (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Funds’ administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends up on the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or other data that calls into question the reliability of market quotations.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

May 31, 2019

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2019:

	Valuation Inputs
Growth Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$25,138,511	$-	$-	$25,138,511
Exchange-Traded Funds	1,251,896	-	-	1,251,896
Money Market Funds	2,210,552	-	-	2,210,552
Total	$28,600,959	$-	$-	$28,600,959
Value Equity Fund
Common Stocks(a)	$11,620,149	$-	$-	$11,620,149
Exchange-Traded Funds	1,798,913	-	-	1,798,913
Money Market Funds	736,841	-	-	736,841
Total	$14,155,903	$-	$-	$14,155,903
Yield-Focus Equity Fund
Common Stocks(a)	$22,192,867	$-	$-	$22,192,867
Convertible Preferred Stocks(a)	1,290,296	607,860	-	1,898,156
Exchange-Traded Funds	1,199,093	-	-	1,199,093
Money Market Funds	1,603,734	-	-	1,603,734
Total	$26,285,990	$607,860	$-	$26,893,850

(a)	Refer to Schedule of Investments for Sector classifications.

The Funds did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

PRESERVER ALTERNATIVE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)

COMMON STOCKS — 48.57%	Shares	Fair Value

Australia — 1.85%
Consumer Discretionary — 1.85%
Aristocrat Leisure Ltd.	12,000	$242,414
Domino's Pizza Enterprises Ltd.	5,000	135,657
		378,071
Canada — 1.05%
Real Estate — 1.05%
NorthWest Healthcare Properties Real Estate Investment Trust	23,958	213,771

France — 2.35%
Industrials — 2.35%
Schneider Electric SE	3,000	237,318
Thales SA	2,200	242,271
		479,589
Germany — 1.42%
Real Estate — 1.42%
Deutsche Wohnen SE	6,120	288,905

Japan — 4.86%
Communication Services — 1.63%
SoftBank Group Corporation	3,500	331,072

Consumer Discretionary — 1.61%
McDonald's Holdings Company Japan Ltd.	7,200	328,239

Information Technology — 1.62%
Amano Corporation	5,000	130,122
Keyence Corporation	350	198,676
		328,798
Total Japan		988,109

Luxembourg — 1.31%
Consumer Discretionary — 1.31%
B&M European Value Retail S.A.	60,000	267,572

See accompanying notes which are an integral part of this schedule of investments.

Sweden — 1.03%
Industrials — 1.03%
Volvo AB, B Shares	15,000	209,927

United Kingdom — 2.90%
Health Care — 1.77%
Abcam plc	20,000	360,354

Industrials — 1.13%
IHS Markit Ltd.(a)	4,000	229,560

Total United Kingdom		589,914

United States — 31.80%
Communication Services — 2.11%
Alphabet, Inc., Class A(a)	150	165,975
Walt Disney Company (The)	2,000	264,080
		430,055
Consumer Discretionary — 2.65%
Norwegian Cruise Line Holdings Ltd.(a)	5,000	273,550
Starbucks Corporation	3,500	266,210
		539,760
Energy — 3.01%
Enterprise Products Partners LP(b) (c)	15,000	418,350
Oasis Midstream Partners, L.P.	10,000	196,000
		614,350
Financials — 6.83%
Arbor Realty Trust, Inc.	15,000	184,650
Berkshire Hathaway, Inc., Class B(a) (c)	1,500	296,130
Blackstone Group LP (The)	7,000	264,950
MSCI, Inc. (a)	1,500	330,015
Progressive Corporation (The)	4,000	317,120
		1,392,865
Health Care — 2.48%
Danaher Corporation	2,000	264,020
UnitedHealth Group, Inc. (a)	1,000	241,800
		505,820
Information Technology — 8.71%
Adobe, Inc.(a)	1,000	270,900
Broadridge Financial Solutions, Inc.(c)	2,000	249,740
Mastercard, Inc., Class A(c)	1,700	427,533
Microsoft Corporation	2,500	309,200
Motorola Solutions, Inc.	1,600	239,920
SS&C Technologies Holdings, Inc. (a)	5,000	278,250
		1,775,543

See accompanying notes which are an integral part of this schedule of investments.

Real Estate — 4.26%
Equinix, Inc.	800	388,632
Prologis, Inc. (a)	3,000	221,010
Simon Property Group, Inc.	1,600	259,344
		868,986
Utilities — 1.75%
NextEra Energy, Inc.	1,800	356,778

Total United States		6,484,157

Total Common Stocks (Cost $8,820,654)		9,900,015

PREFERRED STOCKS — 7.21%

United States — 7.21%
Communication Services — 1.20%
AT&T, Inc., 5.35%	9,500	245,005

Financials — 4.79%
Bank of America Corporation, Series W, 6.63%	8,100	206,226
Citigroup, Inc., Series J, 7.13%	5,000	138,700
Invesco Mortgage Capital, Inc., Series A, 7.75%	13,800	357,834
New York Mortgage Trust, Inc., Series C, 7.88%	11,000	274,450
		977,210
Real Estate — 1.22%
Ashford Hospitality Trust, Inc., Series D, 8.45%	5,909	151,034
Colony Capital, Inc., Series I, 7.15%,	4,617	97,234
		248,268

Total Preferred Stocks (Cost $1,407,824)		1,470,483

Private Investment Funds - 3.96%

Palmer Square Senior Loan Fund(d)(e)	800,000	807,316

Total Private Investment Funds (Cost $800,000)		807,316

CLOSED-END FUNDS - 2.16%

Eaton Vance Limited Duration Income Fund	35,000	439,950

Total Closed-End Funds (Cost $454,360)		439,950

EXCHANGE-TRADED FUNDS - 1.24%

SPDR Bloomberg Barclays Convertible Securities ETF	5,000	252,700

Total Exchange-Traded Funds (Cost $231,878)		252,700

See accompanying notes which are an integral part of this schedule of investments.

CORPORATE BONDS — 24.85%	Principal Amount

Netherlands — 1.33%
Health Care — 1.33%
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/2028	$300,000	270,750

United States — 23.52%
Communication Services — 1.70%
CenturyLink, Inc., Series D, 7.20%, 12/1/2025	200,000	198,500
T-Mobile USA, Inc., 4.75%, 2/1/2028	150,000	149,204
		347,704
Consumer Discretionary — 3.32%
International Game Technology plc, 5.35%, 10/15/2023	120,000	120,101
L Brands, Inc., 5.25%, 2/1/2028	200,000	179,250
Levi Strauss & Company, 5.00%, 5/1/2025	250,000	256,250
Scientific Games International, Inc., 6.25%, 9/1/2020	120,000	120,300
		675,901
Energy — 1.13%
Genesis Energy LP, 6.75%, 8/1/2022	100,000	99,875
Range Resources Corporation, 4.88%, 5/15/2025	150,000	131,250
		231,125
Financials — 11.59%
Bank of America Corporation, MTN, 2.33%, 10/1/2021	250,000	248,919
Bank of America Corporation, Series FF, 5.88%, Perpetual	350,000	361,695
Citibank N.A., 2.13%, 10/20/2020	200,000	199,010
Citigroup, Inc., Series M, 6.30%, Perpetual	220,000	227,150
Goldman Sachs Group, Inc./The, MTN, 3.25%, 11/30/2024	250,000	249,242
PNC Bank N.A., 4.05%, 7/26/2028	250,000	265,041
Stifel Financial Corporation, 4.25%, 7/18/2024	200,000	207,380
Wells Fargo & Company, MTN, 2.60%, 7/22/2020	350,000	350,390
Wells Fargo Bank N.A., 3.33%, 7/23/2021	250,000	251,922
		2,360,749
Health Care — 1.99%
Community Health Systems, Inc., 8.13%, 6/30/2024 (f)	150,000	112,845
DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	200,000	189,890
Tenet Healthcare Corporation, 8.13%, 4/1/2022	100,000	104,913
		407,648

See accompanying notes which are an integral part of this schedule of investments.

Industrials — 1.21%
Timken Company (The), 3.88%, 9/1/2024	100,000	102,040
Triumph Group, Inc., 5.25%, 6/1/2022	150,000	145,500
		247,540
Materials — 0.75%
AK Steel Corporation, 6.38%, 10/15/2025	200,000	153,000

Real Estate — 1.47%
Iron Mountain, Inc., 5.75%, 8/15/2024	200,000	198,904
Senior Housing Properties Trust, 4.75%, 5/1/2024	100,000	99,885
		298,789
Utilities — 0.36%
Ferrellgas Partners LP, 8.63%, 6/15/2020	100,000	73,250

Total United States		4,795,706

Total Corporate Bonds (Cost $5,113,553)		5,066,456

U.S. TREASURY OBLIGATIONS — 6.58%

United States Treasury Inflation Indexed Bonds, 0.38%, 7/15/2025 (g)	200,000	215,503
United States Treasury Notes, 1.13%, 2/28/2021	550,000	541,793
United States Treasury Notes, 1.63%, 2/15/2026	600,000	585,106

Total U.S. Treasury Obligations (Cost $1,325,134)		1,342,402

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.21%

Banc of America Mortgage Securities, Inc., Series 2004-K, Class 1A2, 4.84%, 12/25/2034 (h)	67,484	66,359
Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/2033	45,653	48,090
Countrywide Home Loans Mortgage Pass Through Trust, Series 2004-HYB9, Class 1A1, 4.29%, 2/20/2035 (h)	33,641	34,081
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A3, 2.93%, 6/25/2035 (1MO LIBOR + 50bps)(h)	19,061	18,165
HarborView Mortgage Loan Trust, Series 2004-07, Class 2A1, 4.41%, 11/19/2034 (h)	111,697	114,554
Impac CMB Trust, Series 2005-08, Class 2B, 4.68%, 2/25/2036 (1MO LIBOR + 225bps)(h)	138,245	135,787
Residential Asset Mortgage Products, Inc., Series 2001-RS2, Class MII2, 3.86%, 6/25/2031 (1MO LIBOR + 142.5bps)(h)	237,970	238,328
Total Collateralized Mortgage Obligations (Cost $610,803)		655,364

See accompanying notes which are an integral part of this schedule of investments.

CONVERTIBLE CORPORATE BONDS — 0.56%

Industrials — 0.56%
Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/2022	120,000	114,511

Total Convertible Corporate Bonds (Cost $110,978)		114,511

ASSET-BACKED SECURITIES — 0.45%

American Airlines, Inc. Pass Through Trust, Series 2013-2, Class B, 5.60%, 1/15/2022 (f)	90,873	92,258

Total Asset-Backed Securities (Cost $91,483)		92,258

Total Investments — 98.79% (Cost $18,966,667)		20,141,455

Other Assets in Excess of Liabilities — 1.21%		246,872

NET ASSETS — 100.00%		$20,388,327

(a)	Non-income producing security.
(b)	Master Limited Partnership
(c)	All or a portion of the security is held as collateral for unsettled security transactions or written options.
(d)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.
(e)	Illiquid security. The total fair value of these securities as of May 31, 2019 was $807,316, representing 3.96% of net assets.
(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as of May 31, 2019 was $205,103, representing 1.01% of net assets.
(g)	Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.
(h)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

PRESERVER ALTERNATIVE OPPORTUNITIES FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
May 31, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options – (0.00)%(a)
Berkshire Hathaway, Inc.	(10)	$(197,420)	$ 207 .50	June 2019	$(400)

Total Written Call Options (Premiums Received $1,992)					(400)

Written Put Options – (0.05)%
Adobe, Inc.	(4)	(108,360)	262 .50	June 2019	(2,520)
MSCI, Inc.	(10)	(220,010)	210 .00	June 2019	(2,280)
Norwegian Cruise Line Holdings Ltd.	(20)	(109,420)	52 .50	June 2019	(1,400)
Prologis, Inc.	(20)	(147,340)	70 .00	June 2019	(1,100)
SS&C Technologies Holdings, Inc.	(18)	(100,170)	55 .00	June 2019	(1,890)
UnitedHealth Group, Inc.	(4)	(96,720)	230 .00	June 2019	(848)

Total Written Put Options (Premiums Received $8,324)					(10,038)

Total Written Options (Premiums Received $10,316)					$(10,438)

(a)	Rounds to less than (0.005)%.

See accompanying notes which are an integral part of this schedule of investments.

As of May 31, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$1,612,877
Gross Unrealized Depreciation	(467,726)
Net Unrealized Appreciation	$1,145,151

As of May 31, 2019, the aggregate cost of securities for federal income tax purposes was $18,984,734 for the Preserver Alternative Opportunities Fund.

Preserver Alternative Opportunities Fund

Notes to the Schedule of Investments

May 31, 2019 (Unaudited)

The Preserver Alternative Opportunities Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For all purposes other than financial reporting, security transactions are accounted for no later than one business day following trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized over the life of the respective securities or accreted using the effective interest method.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Option contracts are generally traded on an exchange and are generally valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

In the event that market quotations are not readily available, Preserver Partners, LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Private investment funds exempt from registration as an investment company under the Investment Company Act of 1940 (each a “Private Fund”) will be fair valued using the NAV as practical expedient, as provided by the Private Fund’s investment adviser or third party administrator. The Private Funds value their underlying investments in accordance with policies established by such Private Funds. The Adviser will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by a Private Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. In determining fair values as of May 31, 2019, the Adviser has, as a practical expedient, estimated fair value of each Private Fund using the NAV (or its equivalent) provided by the investment adviser or third party administrator of each Private Fund as of that date. All investments for which fair value is measured using the Private Fund’s net asset value as a practical expedient are not required to be categorized within the fair value hierarchy. Accordingly, Private Funds with a fair value of $807,316 have not been categorized.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019:

	Valuation Inputs
Asset Category	Level 1	Level 2	Level 3	Total
Common Stocks	$9,900,015	$-	$-	$9,900,015
Preferred Stocks	1,470,483	-	-	1,470,483
Private Investment Funds	-	-	-	807,316
Closed-End Funds	439,950	-	-	439,950
Exchange-Traded Funds	252,700	-	-	252,700
Corporate Bonds	-	5,066,456	-	5,066,456
U.S. Treasury Obligations	-	1,342,402	-	1,342,402
Collateralized Mortgage Obligations	-	655,364	-	655,364
Convertible Corporate Bonds	-	114,511	-	114,511
Asset-Backed Securities	-	92,258	-	92,258
Total	$12,063,148	$7,270,991	$-	$20,141,455

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Option Contracts	$(400)	$-	$-	$(400)
Written Put Option Contracts	(7,538)	(2,500)	-	(10,038)
Total	$(7,938)	$(2,500)	$-	$(10,438)

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Restricted and Illiquid Securities – Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("1933 Act"), loan participations and interests in investment companies that are not registered under the Investment Company Act of 1940. Illiquid securities are securities that maybe difficult to sell promptly (generally within seven days) at approximately their current value because of a limited trading market and other factors. The Fund intends to treat interests in loan participations and Private Funds as illiquid securities. Generally, the Trust also considers securities eligible for resale under Rule 144A of the 1933 Act to be illiquid securities for purposes of the Fund’s investment limitation applicable to illiquid securities. The Trust believes that Section 4(2) commercial paper and Rule 144A securities may be considered “liquid” if certain criteria are satisfied consistent with procedures adopted by the Board. The Fund will not invest greater than 15% of its net assets in illiquid or restricted securities.

As of May 31, 2019, the Fund held restricted securities that are considered illiquid, representing 3.96% of net assets as listed below:

Issuer Description	Acquisition Date	Cost	Fair Value
Palmer Square Senior Loan Fund LLC (a)	2/1/2019	$800,000	$807,316

(a)	Security is currently being valued according to the fair value procedure approved by the Board.

HEDEKER STRATEGIC APPRECIATION FUND
SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)

CONVERTIBLE CORPORATE BONDS — 85.24%	Principal Amount	Fair Value

Communication Services — 3.84%
Liberty Media Corporation, 2.25%, 9/30/2046	$2,000,000	$1,025,000
Liberty Media Corporation - Formula One Group, 1.00%, 1/30/2023	1,000,000	1,164,761
		2,189,761
Consumer Discretionary — 6.89%
Carriage Services, Inc., 2.75%, 3/15/2021(a)	300,000	296,641
Ctrip.com International Ltd., 1.99%, 7/1/2025	750,000	772,401
Live Nation Entertainment, Inc., 2.50%, 3/15/2023	758,000	857,637
Tesla, Inc., 2.00%, 5/15/2024	1,750,000	1,536,614
Vitamin Shoppe, Inc., 2.25%, 12/1/2020	525,000	465,065
		3,928,358
Consumer Staples — 2.59%
Herbalife Nutrition Ltd., 2.00%, 8/15/2019	750,000	772,783
Herbalife Nutrition Ltd., 2.63%, 3/15/2024	750,000	706,024
		1,478,807
Energy — 7.24%
Golar LNG Ltd., 2.75%, 2/15/2022	1,250,000	1,159,248
Green Plains, Inc., 4.13%, 9/1/2022	1,250,000	1,139,125
Helix Energy Solutions Group, Inc., 4.13%, 9/15/2023	1,000,000	1,051,525
Hurricane Energy plc, 7.50%, 7/24/2022	500,000	780,611
		4,130,509
Financials — 15.99%
Apollo Commercial Real Estate Finance, Inc., 5.38%, 10/15/2023	500,000	497,792
Ares Capital Corporation, 4.63%, 3/1/2024	750,000	765,000
Encore Capital Group, Inc., 3.00%, 7/1/2020	1,627,000	1,629,397
Exantas Capital Corporation, 4.50%, 8/15/2022	1,000,000	996,173
EZCORP, Inc., 2.88%, 7/1/2024	750,000	813,889
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 4.13%, 9/1/2022	1,000,000	1,033,125
New Mountain Finance Corporation, 5.75%, 8/15/2023	1,000,000	1,012,429
Prospect Capital Corporation, 6.38%, 3/1/2025	1,000,000	1,015,000
Redwood Trust, Inc., 4.75%, 8/15/2023	1,000,000	961,614
Resource Capital Corporation, 8.00%, 1/15/2020(a)	375,000	389,063
		9,113,482
Health Care — 18.92%
Acorda Therapeutics, Inc., 1.75%, 6/15/2021	640,000	561,600
Alder Biopharmaceuticals, Inc., 2.50%, 2/1/2025	1,000,000	881,875
AMAG Pharmaceuticals, Inc., 3.25%, 6/1/2022	900,000	714,483
ANI Pharmaceuticals, Inc., 3.00%, 12/1/2019	750,000	820,462

BioMarin Pharmaceutical, Inc., 1.50%, 10/15/2020	300,000	332,231
BioMarin Pharmaceutical, Inc., 0.60%, 8/1/2024	1,000,000	1,013,694
Insmed, Inc., 1.75%, 1/15/2025	1,000,000	943,374
Invacare Corporation, 5.00%, 2/15/2021	500,000	419,744
Medicines Company (The), 2.75%, 7/15/2023	1,050,000	1,018,306
PDL BioPharma, Inc., 2.75%, 12/1/2021	1,000,000	997,921
Retrophin, Inc., 2.50%, 9/15/2025	1,000,000	875,000
Theravance Biopharma, Inc., 3.25%, 11/1/2023	500,000	423,750
Verastem, Inc., 5.00%, 11/1/2048	500,000	263,316
Wright Medical Group NV, 2.25%, 11/15/2021	1,000,000	1,517,087
		10,782,843
Industrials — 8.52%
Atlas Air Worlwide Holdings, Inc., 1.88%, 6/1/2024	500,000	467,065
Dycom Industries, Inc., 0.75%, 9/15/2021	1,000,000	964,257
Ship Finance International Ltd., 4.88%, 5/1/2023	1,000,000	999,981
Team, Inc., 5.00%, 8/1/2023	1,385,000	1,383,075
Tutor Perini Corporation, 2.88%, 6/15/2021	1,100,000	1,044,313
		4,858,691
Information Technology — 18.33%
Carbonite, Inc., 2.50%, 4/1/2022	1,000,000	1,144,684
Harmonic, Inc., 4.00%, 12/1/2020	750,000	861,220
II-VI, Inc., 0.25%, 9/1/2022	1,250,000	1,234,979
InterDigital, Inc., 1.50%, 3/1/2020	1,558,000	1,611,148
j2 Global, Inc., 3.25%, 6/15/2029	260,000	348,455
Knowles Corporation, 3.25%, 11/1/2021	900,000	999,540
Liberty Interactive LLC, 4.00%, 11/15/2029	1,350,000	948,375
Microchip Technology, Inc., 1.63%, 2/15/2027	1,000,000	1,093,010
ON Semiconductor Corporation, 1.00%, 12/1/2020	1,000,000	1,138,045
TTM Technologies, Inc., 1.75%, 12/15/2020	1,000,000	1,067,562
		10,447,018
Real Estate — 2.92%
Helical Bar Jersey Ltd., 4.00%, 6/17/2019(a)	400,000	512,592
IH Merger Sub LLC, 3.50%, 1/15/2022	973,000	1,153,823
		1,666,415
Total Convertible Corporate Bonds (Cost $49,772,426)		48,595,884

CONVERTIBLE PREFERRED STOCKS — 6.31%

Energy — 0.49%
Chesapeake Energy Corporation, 4.50%	5,000	277,750

Financials — 4.01%
Capitala Finance Corporation, 5.75%	33,203	826,090
Great Ajax Corporation, 7.25%, 4/30/2024	28,196	714,769

Ready Capital Corporation, 7.00%	28,537	748,811
		2,289,670
Real Estate — 1.81%
RLJ Lodging Trust, Series A, 7.80%	40,000	1,031,600

Total Convertible Preferred Stocks (Cost $3,594,717)		3,599,020

COMMON STOCKS — 2.43%

Financials — 0.16%
Starwood Property Trust, Inc.	4,153	91,574

Information Technology — 2.27%
NVIDIA Corporation	9,550	1,293,643

Total Common Stocks (Cost $2,563,289)		1,385,217

MONEY MARKET FUNDS - 5.37%

Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.31%(b)	3,063,477	3,063,477

Total Money Market Funds (Cost $3,063,477)		3,063,477

Total Investments — 99.35% (Cost $58,993,909)		56,643,598

Other Assets in Excess of Liabilities — 0.65%		371,027

NET ASSETS — 100.00%		$57,014,625

(a)	Illiquid security. The total fair value of these securities as of May 31, 2019 was $1,198,296, representing 2.10% of net assets.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2019.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

As of May 31, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$842,190
Gross Unrealized Depreciation	(3,567,162)
Net Unrealized Depreciation	$(2,724,972)

As of May 31, 2019, the aggregate cost of securities for federal income tax purposes was $59,368,570 for the Hedeker Strategic Appreciation Fund.

Hedeker Strategic Appreciation Fund

Notes to the Schedule of Investments

May 31, 2019 (Unaudited)

The Hedeker Strategic Appreciation Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Discounts and premiums on fixed income securities are accreted or amortized over the life of the respective securities using the effective interest method.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Hedeker Strategic Appreciation Fund

Notes to the Schedule of Investments - continued

May 31, 2019 (Unaudited)

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, Hedeker Wealth LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$48,595,884	$-	$48,595,884
Convertible Preferred Stocks	3,599,020	-	-	3,599,020
Common Stocks	1,385,217	-	-	1,385,217
Money Market Funds	3,063,477	-	-	3,063,477
Total	$8,047,714	$48,595,884	$-	$56,643,598

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	7/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	7/24/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	7/24/2019